Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)	$ 250,000	$ 250,000
Common stock subject to possible redemption		21,325,774
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subject to possible redemption	20,958,853	21,325,774	0
Class A Common Stock [Member] | Sponsor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Weighted average number of shares	500,000	500,000
Class A Common Stock [Member] | Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of common stock, shares	7,833,332	7,833,332
Redeemable Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Weighted average number of shares	500,000	500,000